Investments - Summary of group's share of joint venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint ventures
Revenue	£ 55	£ 78
Share of results of joint ventures	19	29	£ 15
Total assets	190	136
Total liabilities	(75)	(70)
Net assets	115	66
Goodwill	44	39
Total	159	105	£ 103
Other comprehensive income	£ 0	£ 0